Reporting Entity, Nature of Operations and Going Concern Uncertainty (Details) - Schedule of Subsidiaries		9 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Leddar Tech USA Inc [Member]
Reporting Entity, Nature of Operations and Going Concern Uncertainty (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation and operation		U.S.
Proportion of ownership interest held by the Company		100.00%	100.00%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd [Member]
Reporting Entity, Nature of Operations and Going Concern Uncertainty (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation and operation		China
Proportion of ownership interest held by the Company		100.00%	100.00%
Vayavision Sensing, Ltd. (“Vayavision”) [Member]
Reporting Entity, Nature of Operations and Going Concern Uncertainty (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation and operation	[1]	Israel
Proportion of ownership interest held by the Company	[1]	100.00%	60.00%
LeddarTech Germany GmbH [Member]
Reporting Entity, Nature of Operations and Going Concern Uncertainty (Details) - Schedule of Subsidiaries [Line Items]
Place of incorporation and operation		Germany
Proportion of ownership interest held by the Company		100.00%	100.00%

[1]	As of November 1, 2023, the Company exercised its call option to acquire its remaining participation in Vayavision (Note 9).